Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - Class A and B Common Share - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Diluted (in Dollars per share)	$ (1.25)	$ (0.25)	$ (1.90)	$ (0.58)	$ (0.95)	$ (0.27)
Diluted (in Shares)	6,434,432	5,662,712	5,662,712	5,145,456	5,160,182	5,001,699